Product revenues, net (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Revenue From Contracts With Customers [Abstract]
Sales adjustment, beginning balance	$ 2,727	$ 2,727	$ 730	$ 0
GTN Sales Adjustment, Provision	2,081	2,833
GTN Sales Adjustment, Credits And Payments	(84)	(106)
Sales adjustment, ending balance	2,727	2,727
Accounts receivable, net	1,940	1,940
Other current liabilities	$ 787	$ 787